UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: VANGUARD CHESTER FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (94.6%)
Consumer Discretionary (8.0%)
^ Sony Corp. ADR	17,411,800	664,957
L Brands Inc.	10,501,473	565,924
Ross Stores Inc.	8,964,400	517,515
TJX Cos. Inc.	6,779,300	489,262
Carnival Corp.	7,030,700	461,003
Walt Disney Co.	3,700,000	393,125
Royal Caribbean Cruises Ltd.	2,996,533	327,311
^ Mattel Inc.	9,670,700	208,210
* Amazon.com Inc.	190,465	184,370
Whirlpool Corp.	535,058	102,528
Comcast Corp. Class A	1,722,900	67,055
Marriott International Inc. Class A	481,600	48,309
* Charter Communications Inc. Class A	136,000	45,812
VF Corp.	751,500	43,286
Lowe's Cos. Inc.	530,800	41,153
MGM Resorts International	1,294,600	40,508
CBS Corp. Class B	537,000	34,250
Newell Brands Inc.	546,300	29,293
^,* Tesla Inc.	69,700	25,204
Las Vegas Sands Corp.	340,500	21,755
Bed Bath & Beyond Inc.	712,970	21,674
Hilton Worldwide Holdings Inc.	290,366	17,959
* CarMax Inc.	156,700	9,882
* AutoZone Inc.	11,700	6,674
Adient plc	69,700	4,557
		4,371,576
Consumer Staples (0.3%)
CVS Health Corp.	2,108,665	169,663
Constellation Brands Inc. Class A	5,600	1,085
Philip Morris International Inc.	6,600	775
Altria Group Inc.	7,100	529
		172,052
Energy (0.9%)
EOG Resources Inc.	1,894,400	171,481
Schlumberger Ltd.	2,460,400	161,993
^,* Transocean Ltd.	7,875,679	64,817
Noble Energy Inc.	2,185,600	61,852
National Oilwell Varco Inc.	400,000	13,176
		473,319
Financials (7.1%)
JPMorgan Chase & Co.	11,089,900	1,013,617
Charles Schwab Corp.	19,687,700	845,784
Wells Fargo & Co.	11,239,400	622,775
Marsh & McLennan Cos. Inc.	6,576,476	512,702
US Bancorp	3,475,000	180,422
Progressive Corp.	3,947,000	174,023
Discover Financial Services	2,435,271	151,450
Citigroup Inc.	1,841,463	123,157

CME Group Inc.	883,918	110,702
Bank of America Corp.	3,817,432	92,611
Travelers Cos. Inc.	283,501	35,871
American Express Co.	372,100	31,346
Chubb Ltd.	41,033	5,965
		3,900,425
Health Care (23.2%)
* Biogen Inc.	9,122,097	2,475,372
Eli Lilly & Co.	27,937,302	2,299,240
Amgen Inc.	11,970,100	2,061,610
Roche Holding AG	4,956,200	1,266,383
Novartis AG ADR	12,628,665	1,054,115
* Boston Scientific Corp.	27,474,560	761,595
AstraZeneca plc ADR	19,662,300	670,288
Medtronic plc	5,510,000	489,013
Thermo Fisher Scientific Inc.	2,557,300	446,172
Abbott Laboratories	5,858,368	284,775
* Bioverativ Inc.	4,561,048	274,438
Bristol-Myers Squibb Co.	1,654,400	92,183
Johnson & Johnson	696,600	92,153
* BioMarin Pharmaceutical Inc.	886,604	80,522
Merck & Co. Inc.	1,175,000	75,306
Agilent Technologies Inc.	1,155,200	68,515
Sanofi ADR	1,008,000	48,293
Zimmer Biomet Holdings Inc.	327,900	42,102
AbbVie Inc.	400,000	29,004
Stryker Corp.	180,000	24,981
GlaxoSmithKline plc ADR	560,000	24,147
		12,660,207
Industrials (19.1%)
1 Southwest Airlines Co.	33,331,700	2,071,232
FedEx Corp.	9,410,626	2,045,211
American Airlines Group Inc.	20,355,200	1,024,274
Airbus SE	11,075,558	914,018
* United Continental Holdings Inc.	7,805,900	587,394
Caterpillar Inc.	5,453,900	586,076
Delta Air Lines Inc.	10,748,000	577,598
Alaska Air Group Inc.	4,996,700	448,504
Honeywell International Inc.	3,280,000	437,191
Deere & Co.	3,242,800	400,778
Union Pacific Corp.	2,430,900	264,749
United Parcel Service Inc. Class B	2,121,970	234,669
CSX Corp.	2,840,000	154,950
United Technologies Corp.	1,145,000	139,816
Siemens AG	965,000	132,740
Boeing Co.	583,700	115,427
Pentair plc	1,030,000	68,536
Textron Inc.	1,435,000	67,588
Rockwell Collins Inc.	483,500	50,806
General Dynamics Corp.	225,000	44,573
Safran SA	400,000	36,683
Rockwell Automation Inc.	152,700	24,731
TransDigm Group Inc.	88,600	23,822
Johnson Controls International plc	150,000	6,504
* Herc Holdings Inc.	142,000	5,583
		10,463,453

Information Technology (33.8%)
* Adobe Systems Inc.	15,177,570	2,146,715
Microsoft Corp.	30,390,600	2,094,824
Texas Instruments Inc.	25,279,300	1,944,737
* Alphabet Inc. Class A	1,302,175	1,210,606
* Alphabet Inc. Class C	1,325,011	1,204,077
NVIDIA Corp.	8,205,000	1,186,115
* Alibaba Group Holding Ltd. ADR	8,154,000	1,148,899
* Micron Technology Inc.	30,566,200	912,707
KLA-Tencor Corp.	6,263,900	573,209
1 NetApp Inc.	14,035,500	562,122
HP Inc.	31,308,085	547,265
Hewlett Packard Enterprise Co.	30,950,585	513,470
Intuit Inc.	3,725,000	494,717
Cisco Systems Inc.	15,161,950	474,569
QUALCOMM Inc.	8,051,850	444,623
Intel Corp.	11,093,000	374,278
Activision Blizzard Inc.	5,600,000	322,392
Visa Inc. Class A	3,253,800	305,141
Oracle Corp.	5,874,400	294,542
Telefonaktiebolaget LM Ericsson ADR	38,697,304	277,460
Analog Devices Inc.	2,738,700	213,071
DXC Technology Co.	2,504,321	192,131
1 Plantronics Inc.	3,601,200	188,379
Corning Inc.	5,101,100	153,288
* BlackBerry Ltd.	10,155,800	101,456
Apple Inc.	537,000	77,339
* Dell Technologies Inc. Class V	1,211,300	74,023
* Altaba Inc.	1,356,400	73,897
* eBay Inc.	2,005,200	70,022
Mastercard Inc. Class A	525,000	63,761
* PayPal Holdings Inc.	1,060,000	56,890
* Entegris Inc.	2,513,472	55,171
* salesforce.com Inc.	533,000	46,158
* Keysight Technologies Inc.	330,400	12,862
Western Digital Corp.	116,050	10,282
Applied Materials Inc.	241,800	9,989
* Rambus Inc.	783,617	8,957
		18,440,144
Materials (1.6%)
Monsanto Co.	5,871,125	694,906
Praxair Inc.	902,100	119,573
Dow Chemical Co.	671,700	42,364
^ Potash Corp. of Saskatchewan Inc.	636,900	10,382
		867,225
Telecommunication Services (0.6%)
AT&T Inc.	8,414,842	317,492
* T-Mobile US Inc.	219,500	13,306
		330,798
Total Common Stocks (Cost $22,145,799)		51,679,199

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.5%)
Money Market Fund (5.5%)
2,3 Vanguard Market Liquidity Fund (Cost
$2,997,616)	1.181%	29,973	2,997,930

Total Investments (100.1%) (Cost $25,143,415)			54,677,129
			Amount
			($000)
Other Assets and Liabilities-Net (-0.1%)2			(69,027)
Net Assets (100%)			54,608,102

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $46,218,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Includes $48,028,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

PRIMECAP Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,329,376	2,349,823	—
Temporary Cash Investments	2,997,930	—	—
Total	52,327,306	2,349,823	—

D. At June 30, 2017, the cost of investment securities for tax purposes was $25,143,415,000. Net unrealized appreciation of investment securities for tax purposes was $29,533,714,000, consisting of unrealized gains of $30,245,343,000 on securities that had risen in value since their purchase and $711,629,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
NetApp Inc.	505,263	—	2,791	8,040	—	562,122
Plantronics Inc.	188,043	—	972	1,626	—	188,379
Southwest Airlines Co.	1,306,611	24,172	38,868	10,886	—	2,071,232
Vanguard Market Liquidity Fund	1,902,618	NA2	NA2	13,497	—	2,997,930

Total	3,902,535			34,049	—	5,819,663

1 Includes net realized gain (loss) on affiliated investment securities sold of $29,445,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.0%)
Vanguard Total Stock Market Index Fund Investor Shares	33,719,467	2,041,714

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	81,531,148	1,359,124

U.S. Bond Funds (54.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	393,366,342	4,220,821
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	77,179,521	1,903,247
		6,124,068
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Investor Shares	166,110,629	1,800,639

Total Investment Companies (Cost $9,761,444)		11,325,545
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $16,217)	162,142	16,218

Total Investments (100.1%) (Cost $9,777,661)		11,341,763
Other Assets and Liabilities-Net (-0.1%)		(13,536)
Net Assets (100%)		11,328,227

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $9,777,661,000. Net unrealized appreciation of investment securities for tax purposes was $1,564,102,000, consisting of unrealized gains of $1,573,562,000 on securities that had risen in value since their purchase and $9,460,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold1	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	371	NA2	NA2	13	—	16,218
Vanguard Short-Term Inflation-
Protected Securities Index Fund	1,812,902	162,787	59,695	9,745	—	1,903,247
Vanguard Total Bond Market II
Index Fund	4,017,379	471,528	157,307	71,019	4,082	4,220,821
Vanguard Total International Bond
Index Fund	1,718,889	163,331	30,835	24,997	—	1,800,639
Vanguard Total International Stock
Index Fund	1,303,867	92,952	164,897	28,740	—	1,359,124
Vanguard Total Stock Market
Index Fund	1,951,622	164,575	294,528	28,319	—	2,041,714
Total	10,805,030	1,055,173	707,262	162,833	4,082	11,341,763

1 Includes net realized gain (loss) on affiliated investment securities sold of $81,445,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2010 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Investor Shares	15,133,465	916,331

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	36,579,452	609,780

U.S. Bond Funds (54.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	176,427,133	1,893,063
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	34,611,111	853,510
		2,746,573
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Investor Shares	74,692,836	809,670
Total Investment Companies (Cost $4,280,631)		5,082,354
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $—)	2	—
Total Investments (100.1%) (Cost $4,280,631)		5,082,354
Other Assets and Liabilities-Net (-0.1%)		(5,345)
Net Assets (100%)		5,077,009

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $4,280,631,000. Net unrealized appreciation of investment securities for tax purposes was $801,723,000, consisting of unrealized gains of $805,059,000 on securities that had risen in value since their purchase and $3,336,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2010 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,173	NA2	NA2	3	—	—
Vanguard Short-Term Inflation-
Protected Securities Index Fund	920,048	19,326	79,717	5,011	—	853,510
Vanguard Total Bond Market II
Index Fund	2,116,007	100,258	264,453	36,176	2,150	1,893,063
Vanguard Total International
Bond Index Fund	909,221	16,848	89,871	12,932	—	809,670
Vanguard Total International
Stock Index Fund	751,211	30,507	237,377	14,497	—	609,780
Vanguard Total Stock Market
Index Fund	1,122,778	36,920	360,397	14,676	—	916,331
Total	5,826,438	203,859	1,031,815	83,295	2,150	5,082,354

1 Includes net realized gain (loss) on affiliated investment securities sold of $178,119,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (26.5%)
Vanguard Total Stock Market Index Fund Investor Shares	74,847,747	4,532,031

International Stock Fund (17.7%)
Vanguard Total International Stock Index Fund Investor Shares	182,024,683	3,034,351

U.S. Bond Funds (42.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	505,178,025	5,420,560
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	73,302,396	1,807,637
		7,228,197
International Bond Fund (13.5%)
Vanguard Total International Bond Index Fund Investor Shares	213,539,257	2,314,766

Total Investment Companies (Cost $13,525,209)		17,109,345
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $3)	27	3

Total Investments (100.0%) (Cost $13,525,212)		17,109,348
Other Assets and Liabilities-Net (0.0%)		(6,470)
Net Assets (100%)		17,102,878

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $13,525,212,000. Net unrealized appreciation of investment securities for tax purposes was $3,584,136,000, consisting of unrealized gains of $3,586,991,000 on securities that had risen in value since their purchase and $2,855,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,362	NA2	NA2	11	—	3
Vanguard Short-Term Inflation-
Protected Securities Index Fund	1,669,223	158,375	8,100	9,143	—	1,807,637
Vanguard Total Bond Market II
Index Fund	5,387,819	396,331	215,633	95,011	5,540	5,420,560
Vanguard Total International Bond
Index Fund	2,326,492	105,386	48,832	33,520	—	2,314,766
Vanguard Total International Stock
Index Fund	3,245,691	134,338	645,873	67,352	—	3,034,351
Vanguard Total Stock Market
Index Fund	4,867,412	92,757	951,542	67,077	—	4,532,031
Total	17,501,999	887,187	1,869,980	272,114	5,540	17,109,348

1 Includes net realized gain (loss) on affiliated investment securities sold of $446,932,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (33.5%)
Vanguard Total Stock Market Index Fund Investor Shares	166,968,148	10,109,921

International Stock Fund (22.4%)
Vanguard Total International Stock Index Fund Investor Shares	404,781,020	6,747,700

U.S. Bond Funds (32.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	802,634,079	8,612,264
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	41,538,832	1,024,347
		9,636,611
International Bond Fund (12.2%)
Vanguard Total International Bond Index Fund Investor Shares	337,940,891	3,663,279

Total Investment Companies (Cost $23,720,965)		30,157,511
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $3,713)	37,121	3,713

Total Investments (100.1%) (Cost $23,724,678)		30,161,224
Other Assets and Liabilities-Net (-0.1%)		(22,667)
Net Assets (100%)		30,138,557

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $23,724,678,000. Net unrealized appreciation of investment securities for tax purposes was $6,436,546,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	24,057	NA2	NA2	41	—	3,713
Vanguard Short-Term Inflation-
Protected Securities Index Fund	587,988	453,895	12,454	3,560	—	1,024,347
Vanguard Total Bond Market II
Index Fund	7,860,605	1,378,685	417,487	145,259	8,288	8,612,264
Vanguard Total International Bond
Index Fund	3,310,495	466,415	16,500	49,522	—	3,663,279
Vanguard Total International Stock
Index Fund	6,312,587	394,013	612,437	144,031	—	6,747,700
Vanguard Total Stock Market
Index Fund	9,496,059	584,372	1,056,211	142,201	—	10,109,921
Total	27,591,791	3,277,380	2,115,089	484,614	8,288	30,161,224

1 Includes net realized gain (loss) on affiliated investment securities sold of $182,130,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (38.7%)
Vanguard Total Stock Market Index Fund Investor Shares	225,828,336	13,673,906

International Stock Fund (25.8%)
Vanguard Total International Stock Index Fund Investor Shares	547,082,832	9,119,871

U.S. Bond Fund (25.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	828,684,064	8,891,780

International Bond Fund (10.5%)
Vanguard Total International Bond Index Fund Investor Shares	342,654,824	3,714,378

Total Investment Companies (Cost $26,725,038)		35,399,935
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $3,788)	37,880	3,789

Total Investments (100.1%) (Cost $26,728,826)		35,403,724
Other Assets and Liabilities-Net (-0.1%)		(31,684)
Net Assets (100%)		35,372,040

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $26,728,826,000. Net unrealized appreciation of investment securities for tax purposes was $8,674,898,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4,263	NA2	NA2	58	—	3,789
Vanguard Total Bond Market II
Index Fund	7,759,432	2,103,097	766,126	146,217	8,304	8,891,780
Vanguard Total International Bond
Index Fund	3,219,117	590,456	—	49,550	—	3,714,378
Vanguard Total International Stock
Index Fund	8,289,872	709,171	752,768	192,537	—	9,119,871
Vanguard Total Stock Market
Index Fund	12,461,906	1,135,468	1,371,717	190,313	—	13,673,906
Total	31,734,590	4,538,192	2,890,611	578,675	8,304	35,403,724

1 Includes net realized gain (loss) on affiliated investment securities sold of $193,055,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (43.2%)
Vanguard Total Stock Market Index Fund Investor Shares	208,415,895	12,619,582

International Stock Fund (28.8%)
Vanguard Total International Stock Index Fund Investor Shares	504,879,250	8,416,337

U.S. Bond Fund (19.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	541,670,548	5,812,125

International Bond Fund (8.2%)
Vanguard Total International Bond Index Fund Investor Shares	222,166,679	2,408,287
Total Investment Companies (Cost $22,142,582)		29,256,331
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $16,410)	164,062	16,410
Total Investments (100.2%) (Cost $22,158,992)		29,272,741
Other Assets and Liabilities-Net (-0.2%)		(46,330)
Net Assets (100%)		29,226,411

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $22,158,992,000. Net unrealized appreciation of investment securities for tax purposes was $7,113,749,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Target Retirement 2030 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	18,778	NA2	NA2	59	—	16,410
Vanguard Total Bond Market II
Index Fund	4,792,722	1,722,859	579,362	93,123	5,163	5,812,125
Vanguard Total International
Bond Index Fund	1,968,265	498,402	—	31,304	—	2,408,287
Vanguard Total International
Stock Index Fund	7,270,181	810,371	459,265	174,425	—	8,416,337
Vanguard Total Stock Market
Index Fund	10,955,214	1,300,169	935,915	172,280	—	12,619,582
Total	25,005,160	4,331,801	1,974,542	471,191	5,163	29,272,741

1 Includes net realized gain (loss) on affiliated investment securities sold of $25,641,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (47.6%)
Vanguard Total Stock Market Index Fund Investor Shares	221,675,922	13,422,477

International Stock Fund (31.8%)
Vanguard Total International Stock Index Fund Investor Shares	537,531,711	8,960,654

U.S. Bond Fund (14.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	384,231,036	4,122,799

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	156,194,340	1,693,147
Total Investment Companies (Cost $20,302,133)		28,199,077
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $1,995)	19,948	1,995
Total Investments (100.1%) (Cost $20,304,128)		28,201,072
Other Assets and Liabilities-Net (-0.1%)		(19,601)
Net Assets (100%)		28,181,471

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $20,304,128,000. Net unrealized appreciation of investment securities for tax purposes was $7,896,944,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2035 Fund
		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	10,393	NA2	NA2	40	—	1,995
Vanguard Total Bond Market II
Index Fund	3,433,858	1,218,008	440,319	66,198	3,648	4,122,799
Vanguard Total International
Bond Index Fund	1,385,325	349,359	—	22,149	—	1,693,147
Vanguard Total International
Stock Index Fund	7,873,202	801,528	561,995	187,029	—	8,960,654
Vanguard Total Stock Market
Index Fund	11,838,917	1,233,794	1,044,565	184,787	—	13,422,477
Total	24,541,695	3,602,689	2,046,879	460,203	3,648	28,201,072

1 Includes net realized gain (loss) on affiliated investment securities sold of 55,620,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (52.1%)
Vanguard Total Stock Market Index Fund Investor Shares	180,256,499	10,914,531

International Stock Fund (34.8%)
Vanguard Total International Stock Index Fund Investor Shares	438,410,296	7,308,300

U.S. Bond Fund (9.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	182,976,649	1,963,339

International Bond Fund (3.8%)
Vanguard Total International Bond Index Fund Investor Shares	73,501,964	796,761

Total Investment Companies (Cost $15,327,937)		20,982,931
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $8,531)	85,294	8,531
Total Investments (100.1%) (Cost $15,336,468)		20,991,462
Other Assets and Liabilities-Net (-0.1%)		(28,960)
Net Assets (100%)		20,962,502

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $15,336,468,000. Net unrealized appreciation of investment securities for tax purposes was $5,654,994,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2040 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold1	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	12,522	NA2	NA2	31	—	8,531
Vanguard Total Bond Market II
Index Fund	1,507,016	779,929	285,367	30,272	1,618	1,963,339
Vanguard Total International Bond
Index Fund	592,479	221,961	—	9,935	—	796,761
Vanguard Total International Stock
Index Fund	6,091,376	796,411	263,818	150,003	—	7,308,300
Vanguard Total Stock Market
Index Fund	9,176,256	1,300,458	665,812	147,261	—	10,914,531
Total	17,379,649	3,098,759	1,214,997	337,502	1,618	20,991,462

1 Includes net realized gain (loss) on affiliated investment securities sold of $17,654,000.
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	169,843,986	10,284,053

International Stock Fund (36.2%)
Vanguard Total International Stock Index Fund Investor Shares	413,557,266	6,894,000

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	124,795,976	1,339,061

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	52,310,846	567,049

Total Investment Companies (Cost $13,657,455)		19,084,163
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $5,490)	54,889	5,490
Total Investments (100.1%) (Cost $13,662,945)		19,089,653
Other Assets and Liabilities-Net (-0.1%)		(21,500)
Net Assets (100%)		19,068,153
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $13,662,945,000. Net unrealized appreciation of investment securities for tax purposes was $5,426,708,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2045 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,775	NA2	NA2	26	—	5,490
Vanguard Total Bond Market II
Index Fund	1,130,351	462,299	223,673	21,885	1,218	1,339,061
Vanguard Total International Bond
Index Fund	458,181	122,522	—	7,361	—	567,049
Vanguard Total International Stock
Index Fund	5,745,381	834,201	327,138	141,351	—	6,894,000
Vanguard Total Stock Market
Index Fund	8,646,434	1,249,129	652,909	138,865	—	10,284,053
Total	15,986,122	2,668,151	1,203,720	309,488	1,218	19,089,653

1 Includes net realized gain (loss) on affiliated investment securities sold of $15,033,000
2 Not applicable— purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	110,036,492	6,662,709

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	267,436,711	4,458,170

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	80,895,317	868,007

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	33,761,617	365,976
Total Investment Companies (Cost $9,446,113)		12,354,862
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $9,387)	93,854	9,387
Total Investments (100.1%) (Cost $9,455,500)		12,364,249
Other Assets and Liabilities-Net (-0.1%)		(13,882)
Net Assets (100%)		12,350,367

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $9,455,500,000. Net unrealized appreciation of investment securities for tax purposes was $2,908,749,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2050 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	7,485	NA2	NA2	23	-----	9,387
Vanguard Total Bond Market
II Index Fund	683,264	334,289	131,894	13,742	751	868,007
Vanguard Total International
Bond Index Fund	274,376	99,769	-----	4,518	------	365,976
Vanguard Total International
Stock Index Fund	3,464,877	729,892	145,987	89,347	------	4,458,170
Vanguard Total Stock Market
Index Fund	5,211,104	1,129,909	327,591	87,200	------	6,662,709
Total	9,641,106	2,293,859	605,472	194,830	751	12,364,249
1 Includes net realized gain on affiliated investment securities sold of $7,553,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	44,312,372	2,683,114

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	107,408,582	1,790,501

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	32,531,190	349,060

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	13,592,992	147,348
Total Investment Companies (Cost $4,252,212)		4,970,023
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $2,463)	24,626	2,463
Total Investments (100.0%) (Cost $4,254,675)		4,972,486
Other Assets and Liabilities-Net (0.0%)		1,212
Net Assets (100%)		4,973,698

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $4,254,675,000. Net unrealized appreciation of investment securities for tax purposes was $717,811,000, consisting of unrealized gains of $718,252,000 on securities that had risen in value since their purchase and $441,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2055 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	4,193	NA2	NA2	22	—	2,463
Vanguard Total Bond Market II
Index Fund	245,049	164,226	54,110	5,228	278	349,060
Vanguard Total International
Bond Index Fund	95,263	54,957	—	1,694	—	147,348
Vanguard Total International
Stock Index Fund	1,221,202	456,208	46,575	34,600	—	1,790,501
Vanguard Total Stock Market
Index Fund	1,837,903	690,316	89,824	33,479	—	2,683,114
Total	3,403,610	1,365,707	190,509	75,023	278	4,972,486
1 Includes net realized gain (loss) on affiliated investment securities sold of $739,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	16,164,607	978,767

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	39,084,895	651,545

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	11,876,328	127,433

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	4,932,823	53,472
Total Investment Companies (Cost $1,593,782)		1,811,217
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.81% (Cost $807)	8,065	807
Total Investments (100.1%) (Cost $1,594,589)		1,812,024
Other Assets and Liabilities-Net (-0.1%)		(1,227)
Net Assets (100%)		1,810,797
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $1,594,589,000. Net unrealized appreciation of investment securities for tax purposes was $217,435,000, consisting of unrealized gains of $217,553,000 on securities that had risen in value since their purchase and $118,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2060 Fund

				Current Period Transactions

			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	893	NA2	NA2	8	—	807
Vanguard Total Bond Market II
Index Fund	82,405	65,221	18,214	1,822	95	127,433
Vanguard Total International Bond
Index Fun	32,213	22,225	—	573	—	53,472
Vanguard Total International Stock
Index Fund	411,442	192,319	8,059	12,205	—	651,545
Vanguard Total Stock Market
Index Fund	617,141	299,923	22,324	11,717	—	978,767
Total	1,144,094	579,688	48,597	26,325	95	1,812,024

1 Includes net realized gain (loss) on affiliated investment securities sold of $46,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2010 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	5,946,037	360,211

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	14,500,526	241,724

U.S. Bond Funds (54.0%)
Vanguard Total Bond Market II Index Fund Investor Shares	69,568,424	746,469
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	13,637,255	336,568
		1,083,037
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Admiral Shares	14,712,151	319,106
Total Investment Companies (Cost $1,908,147)		2,004,078
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $34)	341	34
Total Investments (100.0%) (Cost $1,908,181)		2,004,112
Other Assets and Liabilities-Net (0.0%)		542
Net Assets (100%)		2,004,654

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $1,908,181,000. Net unrealized appreciation of investment securities for tax purposes was $95,931,000, consisting of unrealized gains of $97,266,000 on securities that had risen in value since their purchase and $1,335,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2010 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income Received		Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	2	—	34
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	288,516	66,246	15,755	2,288	—	336,568
Vanguard Total Bond Market II
Index Fund	663,486	170,174	68,868	12,948	735	746,469
Vanguard Total International
Bond Index Fund	293,388	38,653	4,499	4,469	—	319,106
Vanguard Total International
Stock Index Fund	234,362	26,712	43,594	5,324	—	241,724
Vanguard Total Stock Market
Index Fund	349,764	51,844	82,846	5,588	—	360,211
Total	1,829,516	353,629	215,562	30,619	735	2,004,112

1 Includes net realized gain (loss) on affiliated investment securities sold of $3,734,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (26.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	31,632,960	1,916,325

International Stock Fund (17.7%)
Vanguard Total International Stock Index Fund Investor Shares	77,125,747	1,285,686

U.S. Bond Funds (42.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	215,008,328	2,307,040
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	31,441,736	775,982
		3,083,022
International Bond Fund (13.4%)
Vanguard Total International Bond Index Fund Admiral Shares	44,768,102	971,020
Total Investment Companies (Cost $6,801,042)		7,256,053
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $—)	2	—
Total Investments (100.0%) (Cost $6,801,042)		7,256,053
Other Assets and Liabilities-Net (0.0%)		2,718
Net Assets (100%)		7,258,771

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $6,801,042,000. Net unrealized appreciation of investment securities for tax purposes was $455,011,000, consisting of unrealized gains of $456,888,000 on securities that had risen in value since their purchase and $1,877,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2015 Fund

		Current Period Transactions
			Proceeds			June 30,
	Sep. 30, 2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	56	NA2	NA2	5	—	—
Vanguard Short-Term Inflation-
Protected Securities Index Fund	583,720	208,183	10,925	4,544	—	775,982
Vanguard Total Bond Market II
Index Fund	1,852,305	661,419	157,589	36,932	2,041	2,307,040
Vanguard Total International
Bond Index Fund	813,923	181,383	933	12,487	—	971,020
Vanguard Total International
Stock Index Fund	1,106,773	145,861	87,188	26,636	—	1,285,686
Vanguard Total Stock Market
Index Fund	1,656,707	250,903	189,988	27,628	—	1,916,325
Total	6,013,484	1,447,749	446,623	108,232	2,041	7,256,053

1 Includes net realized gain (loss) on affiliated investment securities sold of $5,165,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (33.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	88,457,997	5,358,786

International Stock Fund (22.3%)
Vanguard Total International Stock Index Fund Investor Shares	214,695,868	3,578,980

U.S. Bond Funds (32.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	431,122,874	4,625,948
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	21,693,766	535,402
		5,161,350
International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	89,529,085	1,941,886
Total Investment Companies (Cost $14,876,299)		16,041,002
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $—)		—
Total Investments (100.0%) (Cost $14,876,299)		16,041,002
Other Assets and Liabilities-Net (0.0%)		5,651
Net Assets (100%)		16,046,653

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $14,876,299,000. Net unrealized appreciation of investment securities for tax purposes was $1,164,703,000, consisting of unrealized gains of $1,166,810,000 on securities that had risen in value since their purchase and $2,107,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2020 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA2	NA2	10	—	—
Vanguard Short-Term Inflation-
Protected Securities Index Fund	259,311	279,738	1,120	2,169	—	535,402
Vanguard Total Bond Market II
Index Fund	3,278,731	1,628,064	197,639	70,136	3,757	4,625,948
Vanguard Total International
Bond Index Fund	1,427,024	555,580	----	23,001	—	1,941,886
Vanguard Total International
Stock Index Fund	2,641,993	677,830	67,731	70,955	—	3,578,980
Vanguard Total Stock Market
Index Fund	3,981,250	1,144,807	280,443	72,896	—	5,358,786
Total	11,588,311	4,286,019	546,933	239,167	3,757	16,041,002

1 Includes net realized gain (loss) on affiliated investment securities sold of $3,606,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (38.5%)
Vanguard Total Stock Market Index Fund Institutional Shares	124,354,229	7,533,379

International Stock Fund (25.7%)
Vanguard Total International Stock Index Fund Investor Shares	301,660,986	5,028,689

U.S. Bond Fund (25.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	460,954,854	4,946,046

International Bond Fund (10.6%)
Vanguard Total International Bond Index Fund Admiral Shares	95,598,027	2,073,521
Total Investment Companies (Cost $18,016,824)		19,581,635
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $1)	10	1
Total Investments (100.0%) (Cost $18,016,825)		19,581,636
Other Assets and Liabilities-Net (0.0%)		9,201
Net Assets (100%)		19,590,837
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $18,016,825,000. Net unrealized appreciation of investment securities for tax purposes was $1,564,811,000, consisting of unrealized gains of $1,569,258,000 on securities that had risen in value since their purchase and $4,447,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2025 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,049	NA2	NA2	25	—	1
Vanguard Total Bond Market II
Index Fund	3,312,072	1,961,646	245,752	72,684	3,810	4,946,046
Vanguard Total International Bond
Index Fund	1,434,178	679,773	—	23,478	—	2,073,521
Vanguard Total International Stock
Index Fund	3,542,135	1,088,742	51,735	98,033	—	5,028,689
Vanguard Total Stock Market
Index Fund	5,299,479	1,746,819	213,250	100,488	—	7,533,379
Total	13,590,913	5,476,980	510,737	294,708	3,810	19,581,636

1 Includes net realized gain (loss) on affiliated investment securities sold of $3,013,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (43.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	121,188,881	7,341,622

International Stock Fund (28.6%)
Vanguard Total International Stock Index Fund Investor Shares	293,734,205	4,896,549

U.S. Bond Fund (20.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	318,234,904	3,414,661

International Bond Fund (8.4%)
Vanguard Total International Bond Index Fund Admiral Shares	65,826,005	1,427,766

Total Investment Companies (Cost $15,580,766)		17,080,598
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $1,778)	17,788	1,778

Total Investments (100.0%) (Cost $15,582,544)		17,082,376
Other Assets and Liabilities-Net (0.0%)		6,775
Net Assets (100%)		17,089,151

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $15,582,544,000. Net unrealized appreciation of investment securities for tax purposes was $1,499,832,000, consisting of unrealized gains of $1,502,092,000 on securities that had risen in value since their purchase and $2,260,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2030 Fund

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000) [1]	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA2	NA2	19	—	1,778
Vanguard Total Bond Market II
Index Fund	2,179,713	1,468,435	180,271	49,196	2,551	3,414,661
Vanguard Total International Bond
Index Fund	947,145	507,425	—	15,748	—	1,427,766
Vanguard Total International Stock
Index Fund	3,333,395	1,182,386	53,280	94,541	—	4,896,549
Vanguard Total Stock Market
Index Fund	4,983,834	1,908,226	219,594	96,614	—	7,341,622
Total	11,444,090	5,066,472	453,145	256,118	2,551	17,082,376

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,409,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (47.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	123,483,758	7,480,646

International Stock Fund (31.6%)
Vanguard Total International Stock Index Fund Investor Shares	299,278,323	4,988,969

U.S. Bond Fund (14.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	216,081,812	2,318,558

International Bond Fund (6.2%)
Vanguard Total International Bond Index Fund Admiral Shares	44,590,923	967,177
Total Investment Companies (Cost $14,238,025)		15,755,350
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $1)	8	1
Total Investments (99.9%) (Cost $14,238,026)		15,755,351
Other Assets and Liabilities-Net (0.1%)		18,509
Net Assets (100%)		15,773,860

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $14,238,026,000. Net unrealized appreciation of investment securities for tax purposes was $1,517,325,000, consisting of unrealized gains of $1,518,908,000 on securities that had risen in value since their purchase and $1,583,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2035 Fund

		Current Period Transactions
			Proceeds
	Sep. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,869	NA2	NA2	21	—	1
Vanguard Total Bond Market II
Index Fund	1,483,982	1,042,224	171,698	33,297	1,723	2,318,558
Vanguard Total International Bond
Index Fund	634,610	350,414	—	10,566	—	967,177
Vanguard Total International Stock
Index Fund	3,406,782	1,187,219	46,229	96,544	—	4,988,969
Vanguard Total Stock Market
Index Fund	5,140,542	1,837,618	179,816	98,741	—	7,480,646
Total	10,667,785	4,417,475	397,743	239,169	1,723	15,755,351

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,105,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (51.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	112,727,084	6,829,007

International Stock Fund (34.6%)
Vanguard Total International Stock Index Fund Investor Shares	273,253,669	4,555,139

U.S. Bond Fund (9.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	115,644,975	1,240,870

International Bond Fund (3.9%)
Vanguard Total International Bond Index Fund Admiral Shares	23,732,486	514,758
Total Investment Companies (Cost $11,760,039)		13,139,774
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $1,943)	19,429	1,943
Total Investments (99.9%) (Cost $11,761,982)		13,141,717
Other Assets and Liabilities-Net (0.1%)		13,156
Net Assets (100%)		13,154,873

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $11,761,982,000. Net unrealized appreciation of investment securities for tax purposes was $1,379,735,000, consisting of unrealized gains of $1,380,829,000 on securities that had risen in value since their purchase and $1,094,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2040 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA2	NA2	15	—	1,943
Vanguard Total Bond Market II
Index Fund	752,334	605,439	99,280	17,368	880	1,240,870
Vanguard Total International Bond
Index Fund	322,118	201,604	—	5,451	—	514,758
Vanguard Total International Stock
Index Fund	3,049,503	1,131,792	29,582	87,699	—	4,555,139
Vanguard Total Stock Market
Index Fund	4,584,021	1,806,699	178,502	89,711	—	6,829,007
Total	8,707,978	3,745,534	307,364	200,244	880	13,141,717

1 Includes net realized gain (loss) on affiliated investment securities sold of $516,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	96,187,011	5,827,009

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	232,689,483	3,878,934

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	70,847,555	760,194

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	14,613,179	316,960
Total Investment Companies (Cost $9,643,311)		10,783,097
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $3,159)	31,581	3,159
Total Investments (99.9%) (Cost $9,646,470)		10,786,256
Other Assets and Liabilities-Net (0.1%)		12,241
Net Assets (100%)		10,798,497

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $9,646,470,000. Net unrealized appreciation of investment securities for tax purposes was $1,139,786,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Institutional Target Retirement 2045 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,266	NA2	NA2	23	—	3,159
Vanguard Total Bond Market II
Index Fund	485,809	352,217	65,858	11,106	578	760,194
Vanguard Total International
Bond Index Fund	208,090	114,735	—	3,507	—	316,960
Vanguard Total International
Stock Index Fund	2,498,811	1,060,216	18,885	73,488	—	3,878,934
Vanguard Total Stock Market
Index Fund	3,767,707	1,666,556	120,455	75,002	—	5,827,009
Total	6,961,683	3,193,724	205,198	163,126	578	10,786,256

1 Includes net realized gain (loss) on affiliated investment securities sold of $261,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	62,829,444	3,806,208

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	151,992,902	2,533,722

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	46,312,361	496,932

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	9,527,999	206,662
Total Investment Companies (Cost $6,315,959)		7,043,524
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $2,714)	27,130	2,713
Total Investments (99.8%) (Cost $6,318,673)		7,046,237
Other Assets and Liabilities-Net (0.2%)		10,716
Net Assets (100%)		7,056,953

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $6,318,673,000. Net unrealized appreciation of investment securities for tax purposes was $727,564,000, consisting of unrealized gains of 727,808,000 on securities that had risen in value since their purchase and $244,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2050 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	1,065	NA2	NA2	17	—	2,713
Vanguard Total Bond Market II
Index Fund	308,788	231,699	36,232	7,112	364	496,932
Vanguard Total International Bond
Index Fund	128,417	81,863	—	2,224	—	206,662
Vanguard Total International Stock
Index Fund	1,546,635	780,019	12,208	47,336	—	2,533,722
Vanguard Total Stock Market
Index Fund	2,331,764	1,221,390	74,151	48,224	—	3,806,208
Total	4,316,669	2,314,971	122,591	104,913	364	7,046,237

1 Includes net realized gain (loss) on affiliated investment securities sold of $115,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	25,005,162	1,514,813

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	60,491,133	1,008,387

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	18,392,376	197,350

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,811,323	82,668
Total Investment Companies (Cost $2,530,422)		2,803,218
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $2,529)	25,287	2,529
Total Investments (99.9%) (Cost $2,532,951)		2,805,747
Other Assets and Liabilities-Net (0.1%)		2,166
Net Assets (100%)		2,807,913

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $2,530,422,000. Net unrealized appreciation of investment securities for tax purposes was $272,796,000, consisting of unrealized gains of 272,885,000 on securities that had risen in value since their purchase and $89,000 in unrealized losses on securities that had fallen in value since their purchase.

Institutional Target Retirement 2055 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	746	NA2	NA2	9	—	2,529
Vanguard Total Bond Market II
Index Fund	106,412	110,160	16,763	2,687	132	197,350
Vanguard Total International Bond
Index Fund	45,232	38,729	—	833	—	82,668
Vanguard Total International Stock
Index Fund	546,748	385,855	8,889	18,197	—	1,008,387
Vanguard Total Stock Market
Index Fund	822,011	588,579	18,424	18,437	—	1,514,813
Total	1,521,149	1,123,323	44,076	40,163	132	2,805,747

1 Includes net realized gain (loss) on affiliated investment securities sold of ($74,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	6,027,586	365,151

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	14,581,601	243,075

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,429,586	47,530

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	920,641	19,969
Total Investment Companies (Cost $614,904)		675,725
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $1,577)	15,768	1,577
Total Investments (99.9%) (Cost $616,481)		677,302
Other Assets and Liabilities-Net (0.1%)		459
Net Assets (100%)		677,761

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $616,481,000. Net unrealized appreciation of investment securities for tax purposes was $60,821,000 consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2060 Fund

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	June 30, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	410	NA2	NA2	4	—	1,577
Vanguard Total Bond Market II
Index Fund	23,180	30,583	5,715	619	30	47,530
Vanguard Total International Bond
Index Fund	9,902	10,382	33	187	—	19,969
Vanguard Total International Stock
Index Fund	119,551	107,825	3,913	4,261	—	243,075
Vanguard Total Stock Market
Index Fund	180,198	163,307	6,331	4,284	—	365,151
Total	333,241	312,097	15,992	9,355	30	677,302

1 Includes net realized gain (loss) on affiliated investment securities sold of ($11,000).
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	8,031,249	486,533

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	19,428,705	323,877

U.S. Bond Funds (54.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	93,936,071	1,007,934
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	18,364,846	453,244
		1,461,178
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Admiral Shares	19,707,343	427,452
Total Investment Companies (Cost $2,586,951)		2,699,040
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.181% (Cost $544)	5,434	544
Total Investments (100.0%) (Cost $2,587,495)		2,699,584
Other Assets and Liabilities-Net (0.0%)		684
Net Assets (100%)		2,700,268

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2017, the cost of investment securities for tax purposes was $2,587,495,000. Net unrealized appreciation of investment securities for tax purposes was $112,089,000, consisting of unrealized gains of $112,272,000 on securities that had risen in value since their purchase and $183,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement Income Fund

		Current Period Transactions
	Sept. 30,		Proceeds			June 30,
	2016		from		Capital Gain	2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	3	—	544
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	338,055	124,182	6,121	2,620	—	453,244
Vanguard Total Bond Market II
Index Fund	750,039	343,494	66,149	15,431	844	1,007,934
Vanguard Total International
Bond Index Fund	328,408	108,688	206	5,181	—	427,452
Vanguard Total International
Stock Index Fund	242,762	74,249	21,992	6,385	—	323,877
Vanguard Total Stock Market
Index Fund	365,313	141,606	67,064	6,530	—	486,533

Total	2,024,577	792,219	161,532	36,150	844	2,699,584

1 Includes net realized gain (loss) on affiliated investment securities sold of $1,613,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD CHESTER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.